Provisions, income tax liabilities and other liabilities - Summary of Other Provisions (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [abstract]
Environmental risks	€ 713	€ 737	€ 680
Product liability risks, litigation and other	1,262	1,334	1,288
Total	€ 1,975	€ 2,071	€ 1,968